THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND JUNE 30, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value
Brazil — 8.4%
B3 - Brasil Bolsa Balcao	313,400	$949,165
Localiza Rent a Car	231,188	3,282,352
MercadoLibre *	2,076	2,459,230
Petroleo Brasileiro ADR	127,182	1,758,927
Rumo	717,600	3,311,313
Sendas Distribuidora	668,900	1,910,747
Vale ADR, Cl B	131,741	1,767,964
		15,439,698

Burkina Faso — 0.5%
Endeavour Mining	40,097	963,974

Canada — 3.6%
Ivanhoe Mines, Cl A *	720,091	6,584,622

China — 36.3%
Alibaba Group Holding *	440,903	4,589,374
Alibaba Group Holding ADR *	14,615	1,218,160
ANTA Sports Products	193,200	1,985,157
Baidu, Cl A *	273,556	4,665,354
Baidu ADR *	46,724	6,396,983
Contemporary Amperex Technology, Cl A	98,120	3,100,223
Country Garden Services Holdings	3,608,856	4,682,706
Geely Automobile Holdings	2,156,000	2,647,034
Kuaishou Technology, Cl B *	959,564	6,594,727
Li Auto, Cl A *	282,700	4,894,291
Li Auto ADR *	76,865	2,697,961
Lizhong Sitong Light Alloys Group, Cl A	398,800	1,270,620
Longfor Group Holdings	1,054,500	2,574,830
PDD Holdings ADR *	62,330	4,309,496
Skshu Paint, Cl A *	48,336	435,872
Tencent Holdings	227,295	9,636,838
Trip.com Group ADR *	42,779	1,497,265
Will Semiconductor Shanghai, Cl A	64,900	879,468
Zijin Mining Group	1,776,000	2,629,843
		66,706,202

Ghana — 1.5%
Kosmos Energy *	330,474	1,979,539
Tullow Oil *	2,394,322	858,546
		2,838,085

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND JUNE 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Greece — 0.7%
Eurobank Ergasias Services and Holdings *	822,726	$1,355,265

India — 8.5%
ICICI Bank	291,616	3,338,708
InterGlobe Aviation *	82,775	2,654,395
Maruti Suzuki India	26,207	3,134,326
One 97 Communications *	115,455	1,224,018
Reliance Industries	81,867	2,551,883
State Bank of India	386,341	2,705,899
		15,609,229
Indonesia — 2.0%
Bank Mandiri Persero	4,690,300	1,632,259
Bank Rakyat Indonesia Persero	5,414,500	1,976,789
		3,609,048
Macao — 0.7%
Sands China *	398,400	1,364,302

Mexico — 1.4%
Cemex ADR *	265,169	1,877,396
Grupo Financiero Banorte, Cl O	78,500	644,551
		2,521,947
Philippines — 0.2%
Ayala Land	882,300	390,314

Russia — –%
Rosneft Oil PJSC (A)	292,949	—

Saudi Arabia — 3.8%
Saudi Arabian Oil	439,979	3,811,117
Saudi Basic Industries	79,368	1,878,782
Saudi National Bank	127,142	1,253,962
		6,943,861
South Africa — 3.5%
Gold Fields ADR	296,898	4,106,100
MTN Group	328,852	2,407,237
		6,513,337
South Korea — 5.3%
Doosan Fuel Cell *	52,586	1,153,318
Samsung Electronics	67,672	3,726,243

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND JUNE 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
SK Hynix	55,467	$4,873,575
		9,753,136

Taiwan — 13.5%
Alchip Technologies	73,000	4,228,469
MediaTek	304,660	6,743,909
Taiwan Semiconductor Manufacturing	205,904	3,803,733
Taiwan Semiconductor Manufacturing ADR	37,678	3,802,464
Unimicron Technology	811,000	4,611,884
United Microelectronics	1,078,440	1,694,458
		24,884,917

Thailand — 0.3%
Bangkok Bank	109,500	493,322

United Arab Emirates — 1.0%
Aldar Properties PJSC	1,348,931	1,886,566

Vietnam — 2.3%
Hoa Phat Group JSC *	2,634,019	2,930,570
Vincom Retail JSC *	1,098,793	1,252,809
		4,183,379

Zambia — 4.0%
First Quantum Minerals	306,252	7,253,306

TOTAL COMMON STOCK
(Cost $161,578,794)		179,294,510

PREFERRED STOCK — 1.0%

Brazil — 1.0%
Itau Unibanco Holding (B)	318,000	1,872,139

TOTAL PREFERRED STOCK
(Cost $1,733,626)		1,872,139

TOTAL INVESTMENTS— 98.5%
(Cost $163,312,420)		$181,166,649

Percentages are based on Net Assets of $183,862,627.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	REDWHEEL GLOBAL EMERGING EQUITY FUND JUNE 30, 2023 (UNAUDITED)

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

RWC-QH-001-1200